Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Long Term Liabilities	Other long-term liabilities consist of the following:
(in thousands)	December 31, 2022	December 31, 2021
Legal settlement – noncurrent (See Note 24)	$-	$5,625
Other	21	24
Total	$21	$5,649